Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada for the years ended December 31, 2023, 2022 and 2021 was as follows (in millions of U.S. dollars):

	2023	2022	2021
PartnerRe Bermuda	$1,138	$(139)	$900
PartnerRe Europe	$383	$(329)	$28
PartnerRe U.S.	$220	$242	$68
PartnerRe Asia	$48	$(35)	$(6)
PartnerRe Canada	$13	$(14)	$(12)
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada at December 31, 2023 and 2022 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda (1)		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia		PartnerRe Canada
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Required statutory capital and surplus	$2,824	$2,727	$1,564	$1,537	$1,472	$1,356	$56	$47	$1,221	$1,144
Actual statutory capital and surplus	$7,108	$5,816	$2,971	$2,672	$2,182	$1,928	$265	$212	$1,606	$1,392

(1)Required statutory capital and surplus is calculated at the Target Capital Level